Combined Consolidated Statements of Cash Flows (USD $)	9 Months Ended
Sep. 30, 2011
Cash flows from operating activities:
Net income (loss)	$ 12,910,000
Adjustments to reconcile net loss to cash flow provided by operating activities:
Gain on extinguishment of indebtedness	(23,516,000)
Depreciation and amortization	91,479,000
Amortization of deferred financing costs	4,816,000
Amortization of deferred management fees	750,000
Share grants to trustees	80,000
Amortization of share based compensation	1,962,000
Changes in assets and liabilities:
Hotel receivables, net	(7,286,000)
Prepaid expense and other assets	(7,895,000)
Accounts payable and accrued expense	19,969,000
Advance deposits and deferred revenue	(1,300,000)
Accrued interest	(1,396,000)
Net cash flow provided by operating activities	90,573,000
Cash flows from investing activities:
Acquisition of hotel properties, net of cash acquired	(194,830,000)
Proceeds from principal payments on investment in loans	155,000
Improvements and additions to hotel properties	(51,988,000)
Additions to property and equipment	(93,000)
Funding of restricted cash reserves, net	(19,070,000)
Net cash flow used in investing activities	(265,826,000)
Cash flows from financing activities:
Proceeds from term loan	140,000,000
Payment of mortgage principal	(486,260,000)
Payment of members' distributions	(3,104,000)
Proceeds from partners' contributions	126,721,000
Payment of partners' distributions	(16,296,000)
Distributions to preferred unitholders	(500,000)
Proceeds from issuance of common shares	568,700,000
Payment of offering costs	(39,379,000)
Distributions to noncontrolling interest	(500,000)
Repurchase of common stock	(338,000)
Distributions on common shares	(8,506,000)
Distributions on OP units	(71,000)
Payment of preferred unitholder distributions	(61,000)
Payment of deferred financing costs	(4,146,000)
Net cash flow provided by financing activities	276,260,000
Net change in cash and cash equivalents	101,007,000
Cash and cash equivalents, beginning of period	267,454,000
Cash and cash equivalents, end of period	$ 368,461,000